Goodwill and Other Intangible Assets - Schedule of goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Goodwill - gross	$ 252	$ 269	$ 295	$ 285
Accumulated impairments	(77)	(77)	(77)	(77)
Net goodwill	175	192	218	208
Increase (decrease) due to:
Dispositions	0	(21)	0
Other	(17)	(5)	10
Life Insurance
Goodwill [Line Items]
Goodwill - gross	220	236	241	231
Accumulated impairments	(67)	(67)	(67)	(67)
Net goodwill	153	169	174	164
Increase (decrease) due to:
Dispositions	0	0	0
Other	(16)	(5)	10
Corporate & Other
Goodwill [Line Items]
Goodwill - gross	32	33	54	54
Accumulated impairments	(10)	(10)	(10)	(10)
Net goodwill	22	23	44	$ 44
Increase (decrease) due to:
Dispositions	0	(21)	0
Other	$ (1)	$ 0	$ 0